Summary of Significant Accounting Policies - Changes in Partnership's Capitalized Dry Docking Costs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Roll Forward]
Beginning balance	$ 2,108,160
Cost incurred for dry docking	13,944	$ 10,357	$ 13,471
Ending balance	2,215,983	2,108,160
Dry-docking Activity
Property, Plant and Equipment [Roll Forward]
Beginning balance	33,916	33,635	40,328
Cost incurred for dry docking	13,944	10,357	13,471
Sales of vessels	(2,886)	0	(5,327)
Dry-dock amortization	(11,436)	(10,076)	(14,837)
Ending balance	$ 33,538	$ 33,916	$ 33,635